Service Inventories (Tables)	4 Months Ended
Sep. 30, 2018
Successor [Member]
Schedule of Service Inventories

The following table summarizes the service inventories for the periods as set forth below (in thousands):

	Successor (NESR) September 30, 2018	Predecessor (NPS) December 31, 2017

Spare parts	$33,325	$14,862
Chemicals	19,906	17,963
Raw materials	204	204
Consumables	16,498	237
Total	69,933	33,266
Less: allowance for obsolete and slow moving inventories	(4,168)	(953)
Total	$65,765	$32,313